General and administrative expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General and Administrative Expenses
Occupancy expenses	SFr 1,000	SFr 1,004	SFr 1,022
IT, machinery, etc.	1,156	1,166	1,268
Provisions and losses	698	3,009	1,158
Travel and entertainment	321	328	381
Professional services	2,446	2,984	3,241
Amortization and impairment of other intangible assets	9	8	19
Other	1,205	1,271	1,485
General and administrative expenses	6,835	9,770	8,574
Bank
General and Administrative Expenses
Occupancy expenses	935	999	1,018
IT, machinery, etc.	1,005	1,160	1,259
Provisions and losses	697	3,009	1,158
Travel and entertainment	299	316	369
Professional services	3,019	2,966	3,217
Amortization and impairment of other intangible assets	9	8	19
Other	1,449	1,427	1,695
General and administrative expenses	SFr 7,413	SFr 9,885	SFr 8,735